Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Dates
31-Dec-2024
Actual/360 Days
30
30/360 Days
30
15-Jan-2025
15-Jan-2025
Collection Period No.
15
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2024
13-Jan-2025
14-Jan-2025
15-Jan-2025
16-Dec-2024
15-Dec-2024
Summary
Beginning
Balance
0.00
190,267,833.85
467,620,000.00
83,110,000.00
Principal
Payment
0.00
33,502,611.95
0.00
0.00
Ending
Balance
0.00
156,765,221.90
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
71.644951
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.000000
0.335241
1.000000
1.000000
740,997,833.85
707,495,221.90
33,502,61
1.95
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
774,597,394.24
41,490,036.46
816,087,430.70
33,599,560.39
741,094,782.29
39,575,308.81
780,670,091.10
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
938,654.65
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
2.007302
4.958333
5.008333
Interest & Principal
Payment
0.00
34,441,266.60
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
73.652253
4.958333
5.008333
$37,176,125.01
T
otal
$3,673,513.06

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
40,056,859.1
1
0.00
40,056,859.1
1
33,234,419.36
4,953,441.87
719,390.11
1,016,440.98
0.00
0.00
133,166.79
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
680,072.86
0.00
0.00
3,673,513.06
0.00
0.00
33,502,611.95
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
40,056,859.1
1
2,200,661.24
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
680,072.86
0.00
0.00
0.00
680,072.86
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,673,513.06
0.00
938,654.65
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
3,673,513.06
0.00
938,654.65
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,673,513.06
3,673,513.06
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
33,502,611.95
0.00
0.00
0.00
33,502,611.95
Aggregate Principal Distributabl
e
Amount
33,502,611.95
33,502,611.95
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
11,804.46
121,362.33
0.00
11,804.46
11,804.46
0.00
133,166.79
3,359,956.04
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Pool Statistics
Pool Data
7.28%
43.19
25.74
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
816,087,430.70
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
780,670,091.10
21,503
22,027
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
20,102,104.18
13,132,315.18
0.00
2,182,920.24
Pool Factor
54.98%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
21,503
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.18%
1.30%
0.45%
0.07%
100.00%
766,431,976.43
10,149,846.49
3,523,488.12
564,780.06
780,670,091.10
21,213
205
74
11
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.524%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,035.79
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.048%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
14,789,345.24
498,090.94
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
53
820
Losses
(1)
Amount
2,182,920.24
711,490.07
973,339.23
Number of Receivables
Number of Receivables
Amount
37,856,167.83
13,119,289.83
9,947,532.76
Current
Cumulative
1.042%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.749%
Prior Collection Period
0.571 % Second Prior
Collection
Period
1.507
%
Third
Prior
Collection
Period
1.364%